Capital lease obligations (Details) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Leases [Abstract]
Sale leaseback transactions	CAD 10,400
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	27,007
2017	18,230
2018	15,618
2019	5,002
2020 and thereafter	2,109
Subtotal:	67,966
Less: amount representing interest	(5,523)
Present value of minimum lease payments	62,443
Less: current portion	(24,114)	CAD (22,201)
Long term portion	CAD 38,329	CAD 41,854